GENERAL INFORMATION (Details)					12 Months Ended
	Mar. 14, 2019 USD ($)	Oct. 22, 2018 shares	Oct. 19, 2016	Oct. 09, 2016	Jun. 30, 2019	Jun. 30, 2018	Feb. 13, 2019
Rizobacter Argentina
Disclosure of detailed information about business combination
Number of shares to be acquired in option agreement | shares		11,916,000
Voting interest to be acquired in option agreement		29.99%	9.99%	9.99%
Number of instruments or interests issued or issuable	1,334,047
Bioceres LLC
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	27,116,174
Rizobacter Argentina
Disclosure of detailed information about business combination
Percentage of ownership interests					80.00%	60.00%
BCS Holding Inc | Rizobacter Argentina
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	4,736,736
BCS Holding Inc | Rizobacter Argentina
Disclosure of detailed information about business combination
Percentage of ownership interests	80.00%
Bioceres LLC | BCS Holding Inc
Disclosure of detailed information about business combination
Voting interest to be acquired or acquired							100.00%
Original founders of Union | Bioceres LLC | Founder Shares
Disclosure of detailed information about business combination
Number of instruments or interests issued or issuable	862,500